Net Finance Costs - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Costs [Abstract]
Net gain (loss) on interest rate derivatives designated as cash flow hedges	£ (1)	£ (8)	£ 63
Hedge reserve reclassified to income statement	0	£ 3	65
Gain (loss) related to foreign exchange movements on debt hedges			78
Offset of foreign exchange gains (loss)on the related debt			£ (78)
Interest expense on bonds	£ 99
Maturity date of debt instrument	October 2022
Description of redemption of bonds	The redemption of these bonds took place in January 2020 and was committed to at 31 December 2019.